Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 55,248	$ 90,190
Trade accounts receivable, net	3,107	2,680
Prepayments and other assets	3,146	2,547
Inventories	5,304	4,407
Total current assets	66,805	99,824
Fixed assets
Advances for vessels under construction - related party (Note 4)	0	18,172
Vessels, net (Note 4)	1,369,854	1,315,485
Total fixed assets	1,369,854	1,333,657
Other non-current assets
Above market acquired charters (Note 5)	96,664	100,518
Deferred charges, net	3,850	3,482
Restricted cash	17,500	17,000
Prepayments and other assets	2,517	1,394
Total non-current assets	1,490,385	1,456,051
Total assets	1,557,190	1,555,875
Current liabilities
Current portion of long-term debt, net (Note 6)	16,370	11,922
Trade accounts payable	10,549	8,431
Due to related parties (Note 3)	13,767	22,154
Accrued liabilities	7,461	7,872
Deferred revenue, current (Note 3)	8,978	10,867
Total current liabilities	57,125	61,246
Long-term liabilities
Long-term debt, net (Note 6)	578,248	555,888
Deferred revenue	639	921
Total long-term liabilities	578,887	556,809
Total liabilities	636,012	618,055
Commitments and contingencies (Note 11)
Partners' capital (Note 8)	921,178	937,820
Total liabilities and partners' capital	$ 1,557,190	$ 1,555,875